Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Critical accounting judgments and key estimates and other accounting estimates

a) Critical accounting judgments and key estimates and other accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities, disclosure of any contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. These and other estimates are subject to measurement uncertainty and the effect on the consolidated financial statements of changes in these estimates could be material. Estimates are more difficult to determine, and the range of potential outcomes can be wider, in periods of higher volatility and uncertainty. The impacts of events such as geopolitical issues, including potential tariffs between Canada and the United States of America (and between the United States of America and other countries), and their impact on energy markets and changes in foreign exchange, interest and inflation rates have created a higher level of volatility and uncertainty. Management has, to the extent reasonable, incorporated known facts and circumstances into the estimates made, however, actual results could differ from those estimates and those differences could be material.

Management also makes judgments while applying accounting policies that could affect amounts recorded in its consolidated financial statements. Significant judgments include the identification of cash generating units (“CGUs”) for impairment testing purposes and determining whether a CGU has an impairment or impairment reversal indicator. Additionally, management has performed an assessment of the Company’s ability to comply with liquidity requirements for the 12-month period ending December 31, 2025. This assessment includes judgments relating to future debt arrangements and production volumes, forward commodity pricing, future costs including capital, operating and general and administrative, forward foreign exchange rates, interest rates, and income taxes, all of which are subject to measurement uncertainty.

The following are the estimates that management has made in applying the Company’s material accounting policies that have a material effect on the amounts recognized in the consolidated financial statements.

i) Reserve and resource estimates

Commercial petroleum reserves are determined based on estimates of petroleum-in-place, recovery factors, forecasted production volumes and future oil and natural gas prices and forecasted costs, including operating, royalty and capital expenditures. Obsidian Energy engages an independent qualified reserve evaluator to evaluate all of the Company’s oil and natural gas reserves at each year-end.

Reserve adjustments are made annually based on actual oil and natural gas volumes produced, the results from capital programs, revisions to previous estimates, new discoveries and acquisitions and dispositions made during the year and the effect of changes in forecast future oil and natural gas prices. There are a number of estimates and assumptions that affect the process of evaluating reserves.

Proved reserves are the estimated quantities of oil, natural gas and natural gas liquids determined to be economically recoverable under existing economic and operating conditions with a high degree of certainty (at least 90 percent) those quantities will be exceeded. Proved plus probable reserves are the estimated quantities of oil, natural gas and natural gas liquids determined to be economically recoverable under existing economic and operating conditions with a 50 percent degree of certainty those quantities will be exceeded. Obsidian Energy reports production and reserve quantities in accordance with Canadian practices and specifically in accordance with “Standards of Disclosure for Oil and Gas Activities” (“NI 51-101”).

The estimate of proved plus probable reserves is an essential part of the depletion calculation and the indicators of impairment or impairment reversal assessment and if necessary, the related impairment test and hence the recorded amount of oil and natural gas assets. The estimate of the cash flows associated with proved and probable reserves are a key component in the indicators of impairment or impairment reversal assessment and if necessary, the related impairment test for property, plant and equipment and the measurement of the deferred income tax asset.

Obsidian Energy cautions users of this information that the process of estimating oil and natural gas reserves is subject to a level of uncertainty. The reserves are based on current and forecast economic and operating conditions; therefore, changes can be made to future assessments as a result of a number of factors, which can include commodity prices, new technology, changing economic conditions, future reservoir performance and forecast development activity.

ii) Recoverability of asset carrying values

Obsidian Energy assesses our property, plant and equipment (“PP&E”) for impairment by comparing the carrying amount to the recoverable amount of the underlying assets. The determination of the recoverable amount involves estimating the higher of an asset’s fair value less costs of disposal or its value-in-use, which are based on discounted future cash flows using an applicable discount rate. Future cash flows are calculated based on estimates of future proved plus probable reserves using forecasted commodity prices and are discounted using a rate that incorporates management’s current assessment of market conditions.

iii) Decommissioning liability

Obsidian Energy recognizes a provision for future abandonment activities in the consolidated financial statements at the net present value of the estimated future expenditures required to settle the estimated obligation at the balance sheet date. The measurement of the decommissioning liability involves the use of estimates and assumptions including the discount rate, the amount and expected timing of future abandonment costs and the inflation rate related thereto. The estimates were made by management and external consultants considering current costs, technology and enacted legislation.

iv) Fair value of risk management contracts

Obsidian Energy records risk management contracts at fair value with changes in fair value recognized in income. The fair values are determined using external counterparty information which is compared to observable market data.

v) Taxation

The calculation of deferred income taxes is based on a number of assumptions including the estimated future cash flows from proved and probable reserves, estimating the future periods in which temporary differences and other tax credits will reverse and the general assumption that substantively enacted future tax rates at the balance sheet date will be in effect when differences reverse.

Revenue

b) Revenue

Obsidian Energy generally recognizes oil, natural gas and natural gas liquids (“NGLs”) revenue when title passes from Obsidian Energy to the purchaser or, in the case of services, as contracted services are performed. Production revenues are determined pursuant to the terms outlined in contractual agreements and are based on fixed or variable price components. The transaction price for oil, natural gas and NGLs is based on the commodity price in the month of production, adjusted for various factors including product quality and location. Commodity prices are based on monthly or daily market indices.

Performance obligations in the contract are fulfilled on the last day of the month with payment typically on the 25th day of the following month. All of the Company’s significant revenue streams are located in Alberta.

Obsidian Energy may purchase commodity products from third parties to utilize in blending activities and then subsequently sell these products to our customers. These transactions are presented as separate revenue and expense items in the Consolidated Statements of Income (Loss).

The Company enters into agreements for other services such as processing third party production, road usage, and other miscellaneous services. Revenue from these arrangements are recorded as processing fees or other income when control passes to the customer, which is generally when the service is provided.

Joint arrangements

c) Joint arrangements

The consolidated financial statements include Obsidian Energy’s proportionate interest of jointly owned assets and liabilities and our proportionate interest of the revenue, royalties and operating expenses. A significant portion of Obsidian Energy’s development and exploration activities are conducted jointly with others and involve joint operations. Under such arrangements, Obsidian Energy has the exclusive rights to our proportionate interest in the assets and the economic benefits generated from our share of the assets. Income from the sale or use of Obsidian Energy’s interest in joint operations and our share of expenses is recognized when it is probable that the economic benefits associated with the transactions will flow to/from Obsidian Energy and the amounts can be reliably measured.

PP&E

d) PP&E

i) Measurement and recognition

Oil and natural gas properties are included in PP&E at cost, less accumulated depletion and depreciation and any impairment losses or reversals. The cost of PP&E includes costs incurred initially to acquire or construct the item and betterment costs.

Capital expenditures are recognized as PP&E when it is probable that future economic benefits associated with the investment will flow to Obsidian Energy and the cost can be reliably measured. PP&E includes capital expenditures incurred in the development phases, acquisition of PP&E and additions to the decommissioning liability.

ii) Depletion and Depreciation

Except for components with a useful life shorter than the reserve life of the associated property, resource properties are depleted using the unit-of-production method based on production volumes before royalties in relation to total proved plus probable reserves. Natural gas volumes are converted to equivalent oil volumes based upon the relative energy content of six thousand cubic feet of natural gas to one barrel of oil. In determining our depletion base, Obsidian Energy includes estimated future costs to develop proved plus probable reserves. Changes to reserve estimates are included in the depletion calculation prospectively.

Components of PP&E that are not depleted using the unit-of-production method are depreciated on a straight-line basis over their useful life. Turnarounds of major facilities have an estimated useful life of three to five years and corporate assets have an estimated useful life of 10 years.

iii) Major maintenance and repairs

Ongoing costs to maintain properties are generally expensed as incurred. These costs include the cost of labour, consumables and small parts. The costs of material replacement parts, turnarounds and major inspections are capitalized provided it is probable that future economic benefits in excess of cost will be realized and such benefits are expected to extend beyond the current operating period. The carrying amount of a replaced part is derecognized in accordance with Obsidian Energy’s derecognition policies.

iv) Impairment of oil and natural gas properties

Obsidian Energy reviews oil and natural gas properties for circumstances that indicate that CGUs may be impaired or that prior impairments can be reversed at the end of each reporting period. These indicators can be internal such as changes in estimated proved plus probable reserves in the CGU or external such as market conditions. If an indication of impairment or impairment reversal exists, Obsidian Energy completes an impairment test, which compares the estimated recoverable amount to the carrying value. The estimated recoverable amount is defined under IAS 36 (“Impairment of Assets”) as the higher of an asset’s or CGU’s fair value less costs of disposal and its value-in-use.

Where the recoverable amount is less than the carrying amount, the CGU is considered to be impaired. Impairment losses identified for a CGU are allocated on a pro rata basis to the asset categories within the CGU. The impairment loss is recognized as an expense in income.

Value-in-use is computed as the present value of future cash flows expected to be derived from production. Present values are calculated using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Under the fair value less cost of disposal method the recoverable amount is determined using various factors, which can include external factors such as observable market conditions and comparable transactions and internal factors such as discounted cash flows related to reserve and resource studies and future development plans.

The fair value less costs of disposal values used to determine the recoverable amounts of the Company’s CGUs are classified as Level 3 fair value measures as certain key assumptions are not based on observable market data but rather management’s best estimates.

Impairment losses related to PP&E can be reversed in future periods if the estimated recoverable amount of the asset exceeds the carrying value. The impairment recovery is limited to a maximum of the estimated depleted historical cost if the impairment had not been recognized. The reversal of an impairment loss is recognized in depletion, depreciation and impairment.

Share-based payments

e) Share-based payments

The fair value of restricted share units granted under the Restricted and Performance Share Unit Plan (“RPSU” plan) follows the equity method and recognizes compensation expense with a corresponding increase to other reserves in shareholders’ equity over the term of the units based on a graded vesting schedule. Obsidian Energy measures the fair value of units granted under this plan at the grant date using the share price from the Toronto Stock Exchange (“TSX”). The fair value is based on market prices and considers the terms and conditions of the units granted.

The fair value of options granted under the Stock Option Plan (the “Option Plan”) is recognized as compensation expense with a corresponding increase to other reserves in shareholders’ equity over the term of the options based on a graded vesting schedule. Obsidian Energy measures the fair value of options granted under these plans at the grant date using the Black-Scholes option-pricing model. The fair value is based on market prices and considers the terms and conditions of the share options granted.

The fair value of units granted under the Deferred Share Unit Plan (“DSU”), awards granted under the Non-Treasury Incentive Award Plan (“NTIP”) and performance share units ("PSUs") granted under the RPSU plan follow the liability method and are based on a fair value calculation on each reporting date using the units, awards and PSUs outstanding and Obsidian Energy’s share price from the TSX on each balance sheet date. The fair value of the units, awards and PSUs is expensed over the vesting period based on a graded vesting schedule. Subsequent increases and decreases in the underlying share price result in increases and decreases, respectively, to the accrued obligation until the related instruments are settled.

Decommissioning liability

f) Decommissioning liability

The decommissioning liability is the present value of Obsidian Energy’s future costs of obligations for property, facility and pipeline abandonment and site restoration. The liability is recognized on the balance sheet with a corresponding increase to the carrying amount of the related asset. The recorded liability increases over time to its future amount through accretion charges to income. Revisions to the estimated amount or timing of the obligations are reflected prospectively as increases or decreases to the recorded liability and the related asset. Actual decommissioning expenditures, up to the recorded amount of the liability at the time, are charged to the liability as the costs are incurred. Amounts capitalized to the related assets are depleted to income consistent with the depletion or depreciation of the underlying asset.

Taxation

g) Taxation

Income taxes are based on taxable income in a taxation year. Taxable income normally differs from income reported in the Consolidated Statements of Income (Loss) as it excludes items of income or expense that are taxable or deductible in other years or are not taxable or deductible for income tax purposes.

Obsidian Energy uses the liability method of accounting for deferred income taxes. Temporary differences are calculated assuming that the financial assets and liabilities will be settled at their carrying amount. Deferred income taxes are computed on temporary differences using substantively enacted income tax rates expected to apply when deferred income tax assets and liabilities are realized or settled.

A deferred income tax asset is recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences can be utilized. Deferred income tax assets are reviewed at each reporting date and are not recognized until such time that it is probable that the related tax benefit will be realized.

Financial instruments

h) Financial instruments

Classification and Measurement of Financial Instruments

The classification of financial assets is determined by their context in Obsidian Energy’s operations and by the characteristics of the financial asset’s contractual cash flows.

Financial assets and financial liabilities are measured at fair value on initial recognition, which is typically the transaction price unless a financial instrument contains a significant financing component. Subsequent measurement is dependent on the financial instrument’s classification, as described below:

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Cash and cash equivalents (which includes cash and bank overdrafts), accounts receivable, accounts payable and accrued liabilities, lease liabilities and long-term debt are measured at amortized cost.
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Risk management contracts, all of which are derivatives, are measured initially at fair value through profit or loss and are subsequently measured at fair value with changes in fair value immediately charged to earnings in the Consolidated Statements of Income (Loss).

Financial assets and liabilities are offset and the net amount is reported on the balance sheet when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Impairment of Financial Assets

Financial assets are assessed using an expected credit loss (“ECL”) model. The ECL model applies to financial assets measured at amortized cost, a lease receivable, a contract asset or a loan commitment and a financial guarantee.

Embedded derivatives

i) Embedded derivatives

An embedded derivative is a component of a contract that affects the terms of another factor. These “hybrid” contracts are considered to consist of a “host” contract plus an embedded derivative. The embedded derivative is separated from the host contract and accounted for as a derivative if the following conditions are met:

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The economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;
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The embedded item, itself, meets the definition of a derivative; and
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The hybrid contract is not measured at fair value or designated as held for trading.

Classification of debt or equity

j) Classification of debt or equity

Obsidian Energy classifies financial liabilities and equity instruments in accordance with the substance of the contractual arrangement and the definitions of a financial liability or an equity instrument.

Obsidian Energy’s debt instruments currently have requirements to deliver cash at the end of the term thus are classified as liabilities.

Government Grants

k) Government Grants

Obsidian Energy recognizes government grants as they are received or if there is reasonable assurance that the Company is in compliance with all associated conditions. The grant is recognized within the Consolidated Statements of Income (Loss) in the period in which the income is earned or the related expenditures are incurred. If the grant relates to an asset, it is recognized as a reduction to the carrying value of the asset and amortized into income over the expected useful life of the asset through lower depletion and depreciation.

Share capital

l) Share capital

Under the Company's normal course issuer bid ("NCIB"), common shares repurchased and cancelled are accounted for as a reduction in Shareholders' capital based on the total consideration paid. The total consideration paid includes any commissions or fees paid as part of the transaction.

Assets held for sale

m) Assets held for sale

The Company classifies assets as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. The sale transaction must be highly probable with the asset available for immediate sale in its present condition at the balance sheet date. For the sale to be highly probable, management must be committed to a plan to sell the asset and an active program to locate a buyer has been initiated. The asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale should be expected to be completed within one year from the date of classification.

New Accounting Standards

n) New Accounting Standards

Various amendments to existing standards and new accounting requirements have been released that are effective as of January 1, 2025. The International Accounting Standards Board issued Classification of Liabilities as Current or Non-current - Amendments to IAS 1 which is effective for annual periods beginning on or after January 1, 2024. The amendment clarifies that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. These amendments to IAS 1 did not have a material impact on the Company's financial statements.

Future accounting pronouncements

o) Future accounting pronouncements

Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures have been issued with the intention to clarify the date of recognition and derecognition of some financial assets and liabilities. The amendments are effective January 1, 2026 with early adoption permitted.

IFRS 18 Presentation and Disclosure in Financial Statements has been issued which will replace IAS 1 Presentation of Financial Statements. The new standard establishes a revised structure for the consolidated statements of comprehensive profit with the intention to improve comparability across entities. IFRS 18 is effective for annual periods beginning on or after January 1, 2027 and will be applied retroactively.

The Company is currently evaluating the impact of these amendments on the consolidated financial statements.